Borrowings Commercial Paper Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018		Sep. 30, 2017
Commercial Paper Rollforward [Line Items]
Beginning Balance	$ 2,772		$ 1,521
Additions	8,079		6,736
Payments	(9,847)		(5,489)
Other Activity	1		4
Ending Balance	1,005		2,772
Commercial Paper with original maturities less that three months
Commercial Paper Rollforward [Line Items]
Beginning Balance	1,151		777
Additions	0	[1]	372
Payments	(1,099)	[1]	0
Other Activity	(2)		2
Ending Balance	50		1,151
commercial paper with original maturities greater than three months
Commercial Paper Rollforward [Line Items]
Beginning Balance	1,621		744
Additions	8,079		6,364
Payments	(8,748)		(5,489)
Other Activity	3		2
Ending Balance	$ 955		$ 1,621

[1]	Borrowings and reductions of borrowings are reported net.